Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Available for Sale Securities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 369,140,098	$ 420,876,924
Available-for-sale Securities, Gross Unrealized Gains	7,532,926	10,228,827
Available-for-sale Securities, Gross Unrealized Losses	1,159,154	1,405,211
Available-for-sale Securities, Fair Value Disclosure	375,513,870	429,700,540
Proceeds From Sale of Available For Sale Securities Including Mortgage Backed Securities	71,600,000	69,600,000	$ 63,000,000
Available For Sale Securities Pledged as Collateral, Amortized Cost Basis	81,000,000	120,700,000
Available-for-sale Securities Pledged as Collateral, Fair Value	83,200,000	124,400,000
Available-for-sale Securities, Gross Realized Gains	1,958,100	1,058,000	1,605,000
Available-for-sale Securities, Gross Realized Losses	72,000	623,000	$ 279,000
FHLB Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	2,000,000	13,317,462
Available-for-sale Securities, Gross Unrealized Gains	0	83,691
Available-for-sale Securities, Gross Unrealized Losses	67,912	154,492
Available-for-sale Securities, Fair Value Disclosure	1,932,088	13,246,661
US Government-sponsored Enterprises Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	2,000,000	5,750,000
Available-for-sale Securities, Gross Unrealized Gains	0	0
Available-for-sale Securities, Gross Unrealized Losses	12,064	82,006
Available-for-sale Securities, Fair Value Disclosure	1,987,936	5,667,994
FNMA and FHLMC Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	997,564	996,822
Available-for-sale Securities, Gross Unrealized Gains	6,767	7,559
Available-for-sale Securities, Gross Unrealized Losses	0	0
Available-for-sale Securities, Fair Value Disclosure	1,004,331	1,004,381
SBA Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	110,195,113	106,637,400
Available-for-sale Securities, Gross Unrealized Gains	1,415,464	1,796,943
Available-for-sale Securities, Gross Unrealized Losses	193,795	307,649
Available-for-sale Securities, Fair Value Disclosure	111,416,782	108,126,694
Tax Exempt Municipal Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	73,499,636	59,960,960
Available-for-sale Securities, Gross Unrealized Gains	2,770,115	2,579,543
Available-for-sale Securities, Gross Unrealized Losses	204,132	45,080
Available-for-sale Securities, Fair Value Disclosure	76,065,619	62,495,423
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	180,197,347	233,963,842
Available-for-sale Securities, Gross Unrealized Gains	3,281,116	5,704,855
Available-for-sale Securities, Gross Unrealized Losses	681,251	815,984
Available-for-sale Securities, Fair Value Disclosure	182,797,212	238,852,713
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	250,438	250,438
Available-for-sale Securities, Gross Unrealized Gains	59,464	56,236
Available-for-sale Securities, Gross Unrealized Losses	0	0
Available-for-sale Securities, Fair Value Disclosure	309,902	306,674
GNMA Mortgage-Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	116,800,000	156,800,000
Available-for-sale Securities, Fair Value Disclosure	118,500,000	$ 160,600,000
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 3,800,000